Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2012
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Sep 28, 2012
Prospectus Date	rr_ProspectusDate	Sep 28, 2012

Caritas All-Cap Growth Fund
Caritas All-Cap Growth Fund
INVESTMENT OBJECTIVE

The Caritas All-Cap Growth Fund (the "Fund") seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees
(fees paid directly from your investment)

Shareholder Fees -	Caritas All-Cap Growth Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	none
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 30 days of the issuance of such shares)	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses -		Caritas All-Cap Growth Fund
Management Fees		1.25%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses		1.82%
Acquired Fund Fees and Expenses	[1]	0.21%
Total Annual Fund Operating Expenses		3.53%
Fee Waiver and/or Expense Limitation	[2]	1.37%
Net Annual Fund Operating Expenses		2.16%
[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's administrator ("Administrator") has entered into a Fund Accounting and Administration Agreement with the Fund that runs through December 1, 2013. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Administrator receives payments under the agreement at a maximum annual rate of 0.45%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through December 1, 2013, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expense. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Caritas All-Cap Growth Fund	781	1,476	2,191	4,072

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 87.49% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund intends to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Fund's investment advisor, Caritas Capital, LLC (the "Advisor"), believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund's long positions in equity securities through investments in "short" exchanged traded funds ("ETFs").  A "short" ETF is an investment company that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market ("Universe").  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund's portfolio more actively if market conditions warrant.

The Fund typically holds 25-40 equity investments at any one time.  However, from time to time, the Fund may hold more or less than this number.  When selecting equity securities for the Fund, the Advisor looks for some of the following characteristics:

•	Stocks with per share prices above $5.00.
•	Stocks with average daily trading volumes of at least 100,000 during prior year.
•	Projected earnings growth greater than the S&P 500 Index.
•
Stocks that the Advisor believes have upside potential that is three or more times greater than the stock's downside risk based on the Advisor's research.  The Advisor typically looks for stocks whose current price-to-book ratio is below its 5-year average and whose price-to-forward earnings ratio relative to the S&P 500 index is below historical average.

The Advisor will typically choose ETFs that directly hold short positions in a broad index of securities of which the Fund's portfolio securities may be a part.  The Advisor will typically sell a security held by the Fund when the security reaches a price target (floor or ceiling) as determined by the Advisor, the fundamentals of the security change, or to pursue opportunities that the Advisor believes will be of greater benefit to the Fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Securities Risk.  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Risks Related to Investing in Other Investment Companies.  The Fund's investment strategy may involve investing in other investment companies, such as ETFs.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For example, investors in the Fund will indirectly bear fees and expenses charged by the investment companies in which the Fund invests, in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such closed-end funds and also may be higher than other funds that invest directly in securities.  The shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase.  Furthermore, investing in other investment companies may affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Short Sales Risk.  The Fund may invest in ETFs that sell equity securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.  The ETF will ordinarily have to pay a fee to borrow a security and is often obligated to repay the lender any dividend or interest that accrues on the security during the period of the loan.  Short selling thus results in higher transaction costs, which reduces the ETF's return.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

PERFORMANCE INFORMATION
The bar chart and tables shown below provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting https://caritascapital.com/CaritasAll-CapGrowthFund.html.

Calendar Year Returns

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	11.46%	Quarter ended December 31, 2010
Lowest return for a quarter	-18.82%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	8.30%	Quarter ended June 30, 2012

Sales loads are not reflected in the chart and table above.  If these amounts were reflected, returns would be less than those shown.

Average Annual Total Returns Periods Ended December 31, 2011 (returns with maximum sales charge)
Average Annual Total Returns -	Past 1 Year	Since Inception
Caritas All-Cap Growth Fund	(10.89%)	2.95%
Caritas All-Cap Growth Fund After taxes on distributions	(11.18%)	2.73%
Caritas All-Cap Growth Fund After taxes on distributions and sale of shares	(6.70%)	2.48%
Caritas All-Cap Growth Fund Russell 3000 Growth Index (reflects no deductions for fees and expenses)	2.18%	9.64%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Prospectus Date	rr_ProspectusDate	Sep 28, 2012
Caritas All-Cap Growth Fund | Caritas All-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lesser of amount purchased or redeemed)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a % of amount redeemed; charged upon any redemption of shares within 30 days of the issuance of such shares)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.82%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.53%
Fee Waiver and/or Expense Limitation	rr_FeeWaiverOrReimbursementOverAssets	1.37%	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.16%
1 Year	rr_ExpenseExampleYear01	781
3 Years	rr_ExpenseExampleYear03	1,476
5 Years	rr_ExpenseExampleYear05	2,191
10 Years	rr_ExpenseExampleYear10	4,072
Annual Return 2010	rr_AnnualReturn2010	18.93%
Annual Return 2011	rr_AnnualReturn2011	(5.45%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-date return as of most recent quarter
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	8.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.82%)
Past 1 Year	rr_AverageAnnualReturnYear01	(10.89%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%
Caritas All-Cap Growth Fund | Caritas All-Cap Growth Fund | After taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(11.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.73%
Caritas All-Cap Growth Fund | Caritas All-Cap Growth Fund | After taxes on distributions and sale of shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	(6.70%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.48%
Caritas All-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Caritas All-Cap Growth Fund
Objective [Heading]	rr_ObjectiveHeading
INVESTMENT OBJECTIVE

Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Caritas All-Cap Growth Fund (the "Fund") seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in the section "Purchasing Shares" in this prospectus and the section "Additional Purchase and Redemption Information" in the Fund's statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption
Shareholder Fees
(fees paid directly from your investment)

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 87.49% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	87.49%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund intends to achieve its investment objective by investing primarily in a portfolio of common stocks of companies that the Fund's investment advisor, Caritas Capital, LLC (the "Advisor"), believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund's long positions in equity securities through investments in "short" exchanged traded funds ("ETFs").  A "short" ETF is an investment company that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market ("Universe").  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund's portfolio more actively if market conditions warrant.

The Fund typically holds 25-40 equity investments at any one time.  However, from time to time, the Fund may hold more or less than this number.  When selecting equity securities for the Fund, the Advisor looks for some of the following characteristics:

•	Stocks with per share prices above $5.00.
•	Stocks with average daily trading volumes of at least 100,000 during prior year.
•	Projected earnings growth greater than the S&P 500 Index.
•
Stocks that the Advisor believes have upside potential that is three or more times greater than the stock's downside risk based on the Advisor's research.  The Advisor typically looks for stocks whose current price-to-book ratio is below its 5-year average and whose price-to-forward earnings ratio relative to the S&P 500 index is below historical average.

The Advisor will typically choose ETFs that directly hold short positions in a broad index of securities of which the Fund's portfolio securities may be a part.  The Advisor will typically sell a security held by the Fund when the security reaches a price target (floor or ceiling) as determined by the Advisor, the fundamentals of the security change, or to pursue opportunities that the Advisor believes will be of greater benefit to the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective.  Generally, the Fund will be subject to the following principal risks:

Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets.  Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general.  The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund's portfolio) may decline regardless of their long-term prospects.  The Fund's performance per share will change daily in response to such factors.

Portfolio Turnover Risk.  The Advisor will sell portfolio securities when it is in the interests of the Fund and its shareholders to do so without regard to the length of time they have been held.  As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund.  High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.

Small-Cap and Mid-Cap Securities Risk.  The Fund may invest in securities of small-cap and mid-cap companies, which involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund's shares will be more volatile than a fund that invests exclusively in large-capitalization companies.

Micro-Cap Securities Risk.  Some of the small companies in which the Fund invests may be micro-cap companies.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.  Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources, and may lack management depth.  In addition, there may be less public information available about these companies.  The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities.  Also, it may take a long time before the Fund realizes a gain, if any, on an investment in a micro-cap company.

Risks Related to Investing in Other Investment Companies.  The Fund's investment strategy may involve investing in other investment companies, such as ETFs.  Investments in other investment companies subject the Fund to additional operating and management fees and expenses.  For example, investors in the Fund will indirectly bear fees and expenses charged by the investment companies in which the Fund invests, in addition to the Fund's direct fees and expenses.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in such closed-end funds and also may be higher than other funds that invest directly in securities.  The shares of closed-end funds frequently trade at a premium or discount relative to their net asset value.  When the Fund purchases shares of a closed-end fund at a discount to its net asset value, there can be no assurance that the discount will decrease, and it is possible that the discount may increase.  Furthermore, investing in other investment companies may affect the timing, amount, and character of distributions and therefore may increase the amount of taxes payable by you.

Short Sales Risk.  The Fund may invest in ETFs that sell equity securities short.  A short sale is a transaction in which the ETF sells a security it does not own but has borrowed in anticipation that the market price of the security will decline.  The ETF must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the ETF sold the security.  The ETF will ordinarily have to pay a fee to borrow a security and is often obligated to repay the lender any dividend or interest that accrues on the security during the period of the loan.  Short selling thus results in higher transaction costs, which reduces the ETF's return.

Investment Advisor Risk. The Advisor's ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives.  The experience of the portfolio managers is discussed in "Management of the Fund – Investment Advisor."

Operating Risk.  The Administrator and Advisor have entered into an Operating Plan that facilitates the Administrator's assumption of the Fund's regular operating expenses under the Fund Accounting and Administration Agreement.  The Operating Plan obligates the Advisor to pay certain expenses of the Fund in order to help limit its annual operating expenses.  If the Advisor, however, does not have sufficient revenue to support those expenses, the Advisor may be compelled to either resign or become insolvent.  In addition, if the Fund incurs expenses in excess of those that the Administrator has agreed to pay and the Advisor is not able or willing to pay the excess costs, those excess costs will increase the Fund's expenses.

Risk Lose Money [Text]	rr_RiskLoseMoney	The loss of your money is a principal risk of investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and tables shown below provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index.  The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.  Updated information on the Fund's results can be obtained by visiting https://caritascapital.com/CaritasAll-CapGrowthFund.html.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and tables shown below provide an indication of the risks of investing in the Fund by showing changes in the performance from year to year and by showing how the Fund's average annual total returns compare to that of a broad-based securities market index
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	https://caritascapital.com/CaritasAll-CapGrowthFund.html
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance is not necessarily an indication of how the Fund will perform in the future
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the chart and table above. If these amounts were reflected, returns would be less than those shown
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Quarterly Returns
Highest and Lowest Returns During This Time Period
Highest return for a quarter	11.46%	Quarter ended December 31, 2010
Lowest return for a quarter	-18.82%	Quarter ended September 30, 2011
Year-to-date return as of most recent quarter	8.30%	Quarter ended June 30, 2012

Sales loads are not reflected in the chart and table above.  If these amounts were reflected, returns would be less than those shown.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ended December 31, 2011 (returns with maximum sales charge)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA)
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or an individual retirement account (IRA).  After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Caritas All-Cap Growth Fund | Russell 3000 Growth Index (reflects no deductions for fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	9.64%

[1]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the previous fiscal year. The "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" will not match the Fund's gross and net expense ratios reported in the Financial Highlights from the Fund's financial statements, which reflect the operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.
[2]	The Fund's administrator ("Administrator") has entered into a Fund Accounting and Administration Agreement with the Fund that runs through December 1, 2013. The agreement can only be terminated prior to that date at the discretion of the Fund's Board of Trustees. The Administrator receives payments under the agreement at a maximum annual rate of 0.45%. In conjunction with the Fund Accounting and Administration Agreement, the Advisor has entered into an Operating Plan with the Administrator, also through December 1, 2013, under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 1.70% of the average daily net assets, exclusive of taxes, interest, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expense. The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep 28, 2012